Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 15 – EQUITY

a)	On February 3, 2026, at a shareholders’ meeting of the Company, the shareholders approved:

i.	Amended and restated Articles of Association increasing the Company’s authorized share capital to 158,333,333 registered Ordinary Shares with a nominal value of NIS 6.00 each.

ii.	A resolution authorizing the Board of Directors to effect a reverse share split of the Ordinary Shares at a ratio ranging from 1-for-2 to 1-for-20, with the final ratio and effective date to be determined by the Board within 12 months of the approval date. On June 5, 2026, the Board approved the implementation of a 1-for-15 reverse share split of the Ordinary Shares, which became effective on July 9, 2026. All share and per share amounts presented in these financial statements have been retroactively adjusted to reflect the reverse share split.

b)	On November 24, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”), with BTIG, LLC (the “Sales Agent”), pursuant to which the Company may sell from time to time to or through the Sales Agent Ordinary Shares having an aggregate offering price of up to $299,553,108. The Sales Agent is entitled to a commission equal to 3.0% of the gross sales price per Ordinary Share issued and sold through the Sales Agent. Any potential sale of Ordinary Shares under the Sales Agreement will be made pursuant to the Company’s effective shelf registration statement on Form F-3, including the prospectus contained therein (File No. 333- 286956), filed by the Company with the SEC on May 2, 2025 and declared effective on May 12, 2025, as supplemented by a prospectus supplement dated November 24, 2025 filed with the SEC pursuant to Rule 424(b) under the Securities Act.

During the six months ended June 30, 2026, the Company issued and sold an aggregate of 327,149 Ordinary Shares under the Sales Agreement, resulting in a gross aggregate offering price of $5,368 thousand. Issuance expenses totaled $215 thousand.

c)	On June 22, 2026 the Company issued 265,907 Ordinary Shares to the holder of the Note as consideration for the settlement of the first scheduled principal installment under the Note (see Note 12 – Convertible Debt).

d)	On December 30, 2022 the Company entered into an agreement (the “ATM Agreement”), with Cantor Fitzgerald & Co. and JMP Securities LLC (each referred to as an “Agent”, and together, the “Agents”), as sales agents, pursuant to which the Company had been able to elect to sell Ordinary Shares having an aggregate offering price of up to $100,000,000 from time to time through the Agents in transactions deemed to be “at-the-market” offerings. The Company had agreed to pay the Agents an aggregate commission of 3% of the gross sales price from each sale of Ordinary Shares under the ATM Agreement. During the six months ended June 30, 2025 the Company issued and sold 10,978 Ordinary Shares under the ATM Agreement for gross consideration of $203 thousand. Issuance expenses totaled $6 thousand. The Company terminated the ATM Agreement in November 2025 in connection with entering into the Sales Agreement.

e)	All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

	Six months ended June 30,
	2026		2025
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of period	504,487	$23.09	509,674	$30.15
Issued	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited and expired	(11,972)	$375.00	(1,517)	$150.00
Outstanding and exercisable at end of period	492,515	$14.53	508,157	$29.74

Set forth below is data regarding the range of exercise prices and expiration dates for warrants outstanding at June 30, 2026:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
238,096	$21.00	May 29, 2024	November 29, 2029 (i)
8,335	$26.25	May 29, 2024	May 27, 2029 (ii)
1,667	$48.75	November 26, 2024	February 2, 2027
1,667	$63.75	November 26, 2024	February 2, 2027
116,667	$15.00	November 24, 2025	November 30, 2030
79,708	$0.015	November 24, 2025	None
46,375	$0.015	November 24, 2025	None
492,515

(i)	The earlier of (a) November 29, 2029 and (b) the 60th day following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).

(ii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.